S000083961 [Member] N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Entity Central Index Key	0001390204
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Nov. 28, 2025